DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS - Fair Value of Financial Instruments (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Book Value
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 271,097	$ 257,868
Restricted cash	6,011	24,704
Accounts receivable, net	82,902	85,721
Investments in available-for-sale-securities	17,474	559
Forward Freight Agreements, net	0	1,275
Loan receivable from affiliate company	0	35,000
Long-term receivable from affiliate companies	35,290	57,701
Accounts payable	(83,943)	(63,921)
Capital lease obligations, including current portion	(24,450)	(25,112)
Senior and ship mortgage notes including premium and net of discount	(1,127,714)	(1,034,141)
Long-term debt, including current portion	(291,014)	(324,071)
Fair Value
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	271,097	257,868
Restricted cash	6,011	24,704
Accounts receivable, net	82,902	85,721
Investments in available-for-sale-securities	17,474	559
Forward Freight Agreements, net	0	1,275
Loan receivable from affiliate company	0	35,000
Long-term receivable from affiliate companies	35,290	57,701
Accounts payable	(83,943)	(63,921)
Capital lease obligations, including current portion	(24,450)	(25,112)
Senior and ship mortgage notes including premium and net of discount	(1,153,428)	(973,940)
Long-term debt, including current portion	$ (291,014)	$ (324,071)